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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:_________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAIM NON-TRADITIONAL, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

        Richard A. Kayne         Los Angeles, California        12 August, 1999

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                     KAIM NON-TRADITIONAL, L.P.
                                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:         $   231,073
                                                 (thousands)

List of Other Included Managers:

NONE

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                           KAIM NON-TRADITIONAL, L.P.
                           FORM 13F INFORMATION TABLE

     COLUMN 1     COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5                    COLUMN 6   COLUMN 7  COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                    TITLE                 VALUE     SHARES OR              PUT/  INVESTMENT    OTHER               VOTING AUTHORITY
NAME OF ISSUER    OF CLASS      CUSIP   (X$1000)     PRN AMT       SH/PRN  CALL  DISCRETION  MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Amerada
 Hess Corp           COM      023551104        893        15,000     SH             SOLE                    15,000
Associated
 Group Inc           CL B     045651205      1,727        26,500     SH             SOLE                    26,500
Atlantic
 Richfield Co        COM      048825103      1,671        20,000     SH             SOLE                    20,000
Berkshire
 Rlty Inc            COM      084710102      4,079       352,790     SH             SOLE                   352,790
Big Dog
 Hldgs Inc           COM      089128102      1,028       195,900     SH             SOLE                   195,900
Blount
 Intl Inc           CL A      095177101        367        13,500     SH             SOLE                    13,500
CVB
 Finl Corp           COM      126600105        427        16,425     SH             SOLE                    16,425
Cannondale
 Corp                COM      137798104      8,516       748,653     SH             SOLE                   748,653
Capital
 Automotive
 REIT              COM SH
                   BEN INT    139733109      3,054       230,500     SH             SOLE                   230,500
Centertrust
 Retail Pptys
 Inc                 COM      152038105        308        26,200     SH             SOLE                    26,200
Chevron
 Corporation         COM      166751107        475         5,000     SH             SOLE                     5,000
Cross Timbers
 Oil Co              COM      227573102        298        20,000     SH             SOLE                    20,000
Day Runner Inc       COM      239545106     15,649     1,264,583     SH             SOLE                 1,264,583
Foremost Corp
 of Amer             COM      345469100     60,669     2,757,683     SH             SOLE                 2,757,683
Glacier Water
 Svcs Inc            COM      376395109     22,696     1,141,946     SH             SOLE                 1,141,946
Guarantee Life
 Cos Inc             COM      400740106      7,418       295,250     SH             SOLE                   295,250
KN Energy
 Inc                 COM      482620101        669        50,000     SH             SOLE                    50,000
Marine Drilling
 Cos Inc           COM PAR
                     $0.01    568240204        205        15,000     SH             SOLE                    15,000
Meridian
 Resource Corp       COM      58977Q109     10,700     2,761,227     SH             SOLE                 2,761,227
Navigators
 Group Inc           COM      638904102      3,875       258,339     SH             SOLE                   258,339
Pamida Hldgs Corp    COM      697642106        144        12,500     SH             SOLE                    12,500
Plains All
 Amern Pipeline
 L P               UNIT LTD
                    PARTN     726503105      9,631       518,825     SH             SOLE                   518,825
Plains Res Inc     COM PAR
                    $0.10     726540503     56,162     2,955,904     SH             SOLE                 2,955,904
Powerhouse
 Technologies
 Inc                 COM      739323103        195        10,000     SH             SOLE                    10,000
Putnam Master
 Inter Income
 Tr                SH BEN
                     INT      746909100        873       120,400     SH             SOLE                   120,400
Ramtron
 Intl Corp           COM      751907106          0       139,481     SH             SOLE                   139,481
Right
 Start Inc         COM NEW    766574206     16,590     2,175,711     SH             SOLE                 2,175,711
Tam
 Restaurants Inc     COM      874835101        605       420,582     SH             SOLE                   420,582
Ugly Duckling
 Corp                COM      903512101      1,710       235,900     SH             SOLE                   235,900
XCL Ltd Del          COM      980701103        439       501,439     SH             SOLE                   501,439